MD&A - Capital management (Narrative) (Detail) $ in Billions	12 Months Ended
Dec. 31, 2018 USD ($)
Disclosure Of Capital Management [Line Items]
Increase in high-trigger loss-absorbing additional tier one capital instruments denominated in US Dollar and Singapore Dollar	$ 2.5
TLAC-eligible senior unsecured notes issued denominated in Euros and Japanese Yen	3.4
Call of low trigger Tier 2 capital instruments	1.4
Increase (decrease) in fully-applied CET1 capital	0.6
Increase(decrease) in fully-applied loss-absorbing AT1 capital	2.7
Fully-applied loss-absorbing AT1 capital	12.2
Increase in Gone concern loss-absorbing capacity on a fully applied basis	0.1
Gone concern loss-absorbing capacity on a fully applied basis	37.5
Deferred Contingent Capital Plan
Disclosure Of Capital Management [Line Items]
Increase in high-trigger loss-absorbing additional tier one capital instruments related to DCCP awards granted	$ 0.4